Document and Entity Information	Dec. 07, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 07, 2023
Entity File Number	001-31410
Entity Registrant Name	Primo Water Corporation
Entity Central Index Key	0000884713
Entity Incorporation, State or Country Code	A6
Entity Tax Identification Number	98-0154711
Entity Address, Address Line One	1150 Assembly Dr.
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33607
City Area Code	813
Local Phone Number	544-8515
Title of 12(b) Security	Common shares without nominal or par value
Trading Symbol	PRMW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false